Income Taxes - Schedule of Income Tax Expense (Benefits) (Details) (Huale Group Co.Limited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Loss before tax	$ (286,823)	$ (83,588)	$ (284,655)	$ (89,455)
Tax credit calculated at statutory tax rate	(71,706)	(20,897)	(71,164)	(22,364)
Effect of different tax rates in other countries	112		112
Others	71,594	20,897	43,119
Income tax expense (benefits)
Huale Group Co., Ltd ("HGL") [Member]
Loss before tax	(245,480)	(28,265)
Tax credit calculated at statutory tax rate	(61,370)	(7,066)
Effect of different tax rates in other countries	56
Others	61,314	7,066
Income tax expense (benefits)